September 30, 2022

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:    SHP ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of FIS Biblically Responsible Risk Managed ETF and FIS Knights of Columbus Global Belief ETF (each, a “Fund” and together, the “Funds”), each a series of SHP ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, filed on September 28, 2022 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission on September 28, 2022, accession number 0001387131-22-010046.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench

Bibb L. Strench